Equity - Schedule of Share Options and the Weighted Averages of Their Exercise Prices (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Options and the Weighted Averages of Their Exercise Prices [Abstract]
Number of options, Outstanding at the beginning of year	1,627,500	1,673,850	1,674,950
Weighted average of exercise price per 1 ordinary share, Outstanding at the beginning of year	₪ 6.81	₪ 7	₪ 7.02
Number of options, Granted
Weighted average of exercise price per 1 ordinary share, Granted
Number of options, Forfeited	(15,000)	(32,500)	(1,100)
Weighted average of exercise price per 1 ordinary share, Forfeited	₪ 11.8	₪ 5.78	₪ 32.4
Number of options, Expired		(13,850)
Weighted average of exercise price per 1 ordinary share, Expired		₪ 32.4
Number of options, Outstanding at year end	1,612,500	1,627,500	1,673,850
Weighted average of exercise price per 1 ordinary share, Outstanding at year end	₪ 6.77	₪ 6.81	₪ 7
Number of options, Exercisable at year end	1,612,500	1,488,958	1,039,579
Weighted average of exercise price per 1 ordinary share, Exercisable at year end	₪ 6.77	₪ 6.91	₪ 7.57